Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2025
Entity File Number	000-56687
Entity Registrant Name	NEOLARA CORP.
Entity Central Index Key	0001941360
Entity Tax Identification Number	98-1674969
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Contiguo a la Guardia de Asistencia Rural,
Entity Address, Address Line Two	San Vito, Coto Brus,
Entity Address, City or Town	Puntarenas
Entity Address, Country	CR
Entity Address, Postal Zip Code	60801
City Area Code	307
Local Phone Number	269 0177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true